Summary of Principal Accounting Policies - Changes in Allowance for Doubtful Accounts (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Regulatory Assets [Abstract]
Balance at January 1,	$ 271	1,691	4,378	34,001
Allowance for doubtful debts	15	91	23
Recovery of accounts previously allowed	(704)	(4,387)	(3,807)	(6,841)
(Write offs) reversal	620	3,862	1,097	(22,782)
Balance at December 31,	$ 202	1,257	1,691	4,378